Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

20.          Share-based compensation

2010 share incentive plan

In December 2010, the Group adopted a share incentive plan, which is referred to as the 2010 Share Incentive Plan (“the 2010 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Group’s business and by providing such individuals with an incentive for outstanding performance to generate superior returns for our shareholders. Under the 2010 Plan, the maximum number of shares in respect of which share options, restricted shares, or restricted share units may be granted is 26,822,828 shares (excluding the share options previously granted to the directors who are the founders of the Company). The number of shares available for such grants as of December 31, 2020 is 11,284,463.

The maximum term of any issued share option is seven or ten years from the grant date. Share options granted to employees and officers vest over a four-year schedule as stated below:

(1)	One-fourth of the options shall be vested upon the first anniversary of the grant date;
(2)	The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months. (1/48 of options shall be vested per month subsequently)

Share options granted to directors were subject to a vesting schedule of approximately 32 months.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period.

In November 2014, the Company issued to the depositary bank of 10,000,000 common shares, which were reserved for the future exercise of share options or vesting of restricted shares.

20.          Share-based compensation (Continued)

2010 share incentive plan (Continued)

The following table summarizes the share option activities for the years ended December 31, 2018, 2019 and 2020:

				Weighted
		Weighted	Weighted-	average
		average	average	remaining	Aggregate
	Number of	exercise	grant-date	contractual life	intrinsic
	share options	price (USD)	fair value (USD)	(years)	value (USD)
Outstanding, January 1, 2018	389,815	3.90	—	1.64	—
Vested and expected to vest at January 1, 2018	389,693	3.90	0.95	1.64	—
Exercisable at January 1, 2018	389,190	3.90	0.95	1.64	—
Expired	(373,315)	3.89
Outstanding, December 31, 2018	16,500	3.97	—	1.37	—
Vested and expected to vest at December 31, 2018	16,500	3.97	1.56	1.37	—
Exercisable at December 31, 2018	16,500	3.97	1.56	1.37	—
Expired	(6,500)	3.97
Outstanding, December 31, 2019	10,000	3.97	—	1.16	—
Vested and expected to vest at December 31, 2019	10,000	3.97	1.01	1.16	—
Exercisable at December 31, 2019	10,000	3.97	1.01	1.16	—
Expired	(10,000)	3.97
Outstanding, December 31, 2020	—	—	—	—	—
Vested and expected to vest at December 31, 2020	—	—	—	—	—
Exercisable at December 31, 2020	—	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of the Company's common shares as of December 31, 2019 and 2020 and the exercise price.

As at December 31, 2019 and 2020, there were no unrecognised share-based compensation costs related to share options of 2010 Plan.

In addition, the vesting schedule of the restricted shares under 2010 Plan are determined by the directors of the Company. As at December 31, 2020, 10,770,520 restricted shares (2019: 10,770,520), excluding those converted from share options, were granted to employees and officers under 2010 Plan and the unvested restricted shares granted to employees and officers vest as follows:

(1)	410,000 of these restricted shares shall be vested within 2021.
(2)	390,000 of these restricted shares shall be vested within 2022.
(3)	390,000 of these restricted shares shall be vested within 2023.
(4)	70,000 of these restricted shares shall be vested within 2024.

20.          Share-based compensation (Continued)

2010 share incentive plan (Continued)

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2018, 2019 and 2020 is presented below:

		Weighted-average
	Number of	grant-date fair
	restricted shares	value
Unvested at January 1, 2018	1,272,150
Expected to vest at January 1, 2018	1,081,327
Granted	6,750,520	2.32
Vested	(267,630)
Forfeited	(1,103,000)
Unvested at December 31, 2018	6,652,040
Expected to vest at December 31, 2018	5,654,234
Granted	800,000	0.81
Vested	(1,296,540)
Forfeited	(971,000)
Unvested at December 31, 2019	5,184,500
Expected to vest at December 31, 2019	4,406,825
Vested	(965,500)
Forfeited	(2,959,000)
Unvested at December 31, 2020	1,260,000
Expected to vest at December 31, 2020	1,071,000

Forfeitures are estimated at the time of grant and are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for stock options granted, the directors of the Company estimated that its future forfeiture rate would be 15% for employees and nil for directors and advisors.

All restricted shares granted are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2019 and 2020, total unrecognized compensation expense relating to the restricted shares was USD 8,981,000 and USD 2,000,000, respectively. The number of restricted shares issued to non-employees and vested as of December 31, 2019 and 2020 were both 60,000.

2013 share incentive plan

In November 2013, the Group adopted a share incentive plan, which is referred to as the 2013 Share Incentive Plan (“the 2013 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior officers to the success of the Group’s business. Under the 2013 Plan, the maximum number of restricted shares that may be granted is 9,073,732 shares.

The vesting schedule of the restricted shares under the 2013 Plan are determined by the directors of the Company. As at December 31, 2020, 8,664,980 restricted shares (2019: 8,664,980) were granted to senior officers under the 2013 Plan and there were no unvested restricted shares under the 2013 Plan.

20.          Share-based compensation (Continued)

2013 share incentive plan (Continued)

A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2018, 2019 and 2020 is presented below:

Number of
restricted shares
Unvested at January 1, 2018	587,760
Vested	(525,140)
Forfeited	(28,445)
Unvested at December 31, 2018	34,175
Expected to vest at December 31, 2018	29,049
Unvested at January 1, 2019	34,175
Vested	(27,475)
Forfeited	(6,700)
Unvested at December 31, 2019	—
Expected to vest at December 31, 2019	—

Forfeitures are estimated at the time of grant and are revised in subsequent periods if actual forfeitures differ from those estimates.

All restricted shares granted are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2019 and 2020, total unrecognized compensation expense relating to the restricted shares was both nil. The number of restricted shares issued to non-employees and vested as of December 31, 2019 and 2020 were 60,000.

2014 share incentive plan

In April 2014, the Group adopted a share incentive plan, which is referred to as the 2014 Share Incentive Plan (“the 2014 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business. Under the 2014 Plan, the maximum number of restricted shares that may be granted is 14,195,412 shares to certain officers, directors or employees of, or advisors or consultants to the Company and its subsidiaries and consolidated affiliated entities. The company issued 14,195,412 common shares to Leading Advice Holdings Limited, a company owned by the co-founder, to facilitate the administration of the 2014 Plan. The 2014 Plan was administered by the Company’s compensation committee.

The vesting schedule of the restricted shares under the 2014 Plan is determined by the directors of the Company. As of December 31, 2020, 14,536,000 restricted shares (2019: 14,536,000) were granted to employees and officers under the 2014 Plan and the 26,000 unvested restricted shares granted to employees and officers shall be vested within 2021.

20.          Share-based compensation (Continued)

2014 share incentive plan (Continued)

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2018, 2019 and 2020 is presented below:

Number of
restricted
shares
Unvested at January 1, 2018	5,806,350
Vested	(2,086,450)
Forfeited	(243,250)
Unvested at December 31, 2018	3,476,650
Expected to vest at December 31, 2018	2,955,153
Unvested at January 1, 2019	3,476,650
Vested	(1,318,450)
Forfeited	(837,000)
Unvested at December 31, 2019	1,321,200
Expected to vest at December 31, 2019	1,123,020
Unvested at January 1, 2020	1,321,200
Vested	(228,200)
Forfeited	(1,067,000)
Unvested at December 31, 2020	26,000
Expected to vest at December 31, 2020	22,100

Forfeitures are estimated at the time of grant and are revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

All restricted shares granted are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2020, the total unrecognized compensation expense relating to the restricted shares was USD 12,000 (2019: USD 766,000).

2020 share incentive plan

In June 2020, the Group terminated its 2010 Plan, 2013 Plan and 2014 Plan (the “Existing Plans”) and adopted a 2020 share incentive plan, which is referred to as the 2020 Share Incentive Plan (“the 2020 Plan”). Under the 2020 Plan, the maximum aggregate number of shares of the Company that may be granted is 31,000,000.

Upon termination of the Existing Plans, the awards that are granted and outstanding under the Existing Plans remain effective under the 2020 Plan, subject to any amendment and modification to the original award agreements that the Company shall determine.

As of December 31, 2020, no shares have been granted under the 2020 Plan.

20.          Share-based compensation (Continued)

2020 share incentive plan (Continued)

Total compensation costs recognized for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Years ended December 31,
(In thousands)	2018	2019	2020
Sales and marketing expenses	404	381	185
General and administrative expenses	2,245	2,453	1,209
Research and development expenses	2,645	2,594	916
Total	5,294	5,428	2,310